UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement
                                   [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:     Westport Advisers LLC
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Address:  253 Riverside Avenue
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          Westport, CT  06880
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13F File Number: 028- 04939
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ronald H. Oliver
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Title:    Managing Member
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Phone:    203-227-3601
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Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver            Westport, Connecticut          August 11, 2003
-----------------------------   ----------------------------   -----------------

Report Type  (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                         ---------------------
Form 13F Information Table Entry Total:   102
                                         ---------------------
Form 13F Information Table Value Total:   $ 1,111,286
                                         ---------------------
                                               (x$1,000)

List of Included Managers:

   Andrew J. Knuth     Westport Advisers, LLC
   Edmund H. Nicklin   Westport Advisers, LLC

List of Other Included Managers:
   No.       13F File Number                Name
   ---       ---------------                ----

                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
     NAME OF ISSUER             TITLE           CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER       VOTING AUTHORITY
                                 OF                       (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED    NONE
                                CLASS
------------------------------------------------------------------------------------------------------------------------------------
AAR Corp.                        COM          000361105     1751        248050     SH    Sole                  248050
AdvancePCS                       COM          00790K109    48571       1269843     SH    Sole                 1269843
Airgas, Inc.                     COM          009363102    11070        660900     SH    Sole                  660900
American Management Systems, I   COM          027352103    19608       1370200     SH    Sole                 1370200
AmerisourceBergen Corp.          COM          03073E105     3808         54908     SH    Sole                   54908
Applebees International, Inc.    COM          037899101    13898        442200     SH    Sole                  442200
Arbitron, Inc.                   COM          03875Q108     8604        241000     SH    Sole                  241000
Ariba, Inc.                      COM          04033V104     3293       1097600     SH    Sole                 1097600
Arthur J. Gallagher & Company    COM          363576109    18833        692400     SH    Sole                  692400
Aspen Technology, Inc.           COM          045327103     4266        900000     SH    Sole                  900000
BankUnited Financial Corp. - C   COM          06652B103    21560       1073700     SH    Sole                 1073700
Beasley Broadcast Group, Inc.    COM          074014101     6112        451100     SH    Sole                  451100
Big Lots, Inc.                   COM          089302103    24013       1596606     SH    Sole                 1596606
Bristol-Myers Squibb Company     COM          110122108      244          9000     SH    Sole                    9000
Brown & Brown                    COM          115236101    15844        487500     SH    Sole                  487500
Cadence Design Systems, Inc.     COM          127387108     1129         93595     SH    Sole                   93595
Cardinal Health, Inc.            COM          14149Y108     4706         73194     SH    Sole                   73194
Ceridian Corp.                   COM          15677T106    11200        660000     SH    Sole                  660000
Checkpoint Systems, Inc.         COM          162825103     9175        648400     SH    Sole                  648400
ChoicePoint, Inc.                COM          170388102      414         12000     SH    Sole                   12000
Comcast Corporation Class A      COM          20030N101      236          7823     SH    Sole                    7823
Computer Associates Internatio   COM          204912109    34333       1541000     SH    Sole                 1541000
Constellation Brands, Inc.       COM          21036P108    14281        454800     SH    Sole                  454800
Cox Radio, Inc. - Class A        COM          224051102    22269        963600     SH    Sole                  963600
Cullen/Frost Bankers, Inc.       COM          229899109      802         25000     SH    Sole                   25000
Darden Restaurants, Inc.         COM          237194105     7994        421200     SH    Sole                  421200
Del Monte Foods Company          COM          24522P103    16840       1905000     SH    Sole                 1905000
Devry, Inc.                      COM          251893103    17111        734700     SH    Sole                  734700
Downey Financial Corp.           COM          261018105     4956        120000     SH    Sole                  120000
DuPont Photomasks, Inc.          COM          26613X101    10727        570600     SH    Sole                  570600
Duane Reade, Inc.                COM          263578106    11571        784500     SH    Sole                  784500
EGL Incorporated                 COM          268484102     7426        488550     SH    Sole                  488550
El Paso Electric Company         COM          283677854    12858       1042850     SH    Sole                 1042850
Emmis Communications Corp.       COM          291525103    39784       1720000     SH    Sole                 1720000
FEI Company                      COM          30241L109      225         12000     SH    Sole                   12000
Fairchild Semiconductor Corp.    COM          303726103     9644        754000     SH    Sole                  754000
FedEx Corp.                      COM          31428X106      465          7500     SH    Sole                    7500
First Essex Bancorp, Inc.        COM          320103104    18670        396050     SH    Sole                  396050
First Niagara Financial Group,   COM          33582V108      139         10000     SH    Sole                   10000
Fisher Scientific Internationa   COM          338032204     8742        250500     SH    Sole                  250500
Florida East Coast Industries    COM          340632207     6213        249515     SH    Sole                  249515
Forest Oil Corp.                 COM          346091705    17164        683300     SH    Sole                  683300
Gaylord Entertainment Company    COM          367905106    15439        788900     SH    Sole                  788900
General Communications, Inc.     COM          369385109     7093        810600     SH    Sole                  810600
Harbor Florida Bancshares, Inc   COM          411901101     3859        161000     SH    Sole                  161000
Helmerich & Payne                COM          423452101      385         13200     SH    Sole                   13200
Hilb, Rogal & Hamilton Company   COM          431294107    31501        925400     SH    Sole                  925400
Houston Exploration Company      COM          442120101    18825        542500     SH    Sole                  542500
IMS Health, Inc.                 COM          449934108    15301        850526     SH    Sole                  850526
ITT Educational Services, Inc.   COM          45068B109    22002        752200     SH    Sole                  752200
Insight Communications Company   COM          45768V108    23720       1778100     SH    Sole                 1778100
Interpublic Group of Companies   COM          460690100      602         45000     SH    Sole                   45000
J.D. Edwards & Company           COM          281667105    17153       1198700     SH    Sole                 1198700
JLG Industries, Inc.             COM          466210101     2526        371400     SH    Sole                  371400
Laboratory Corporation of Amer   COM          50540R409      603         20000     SH    Sole                   20000
Landstar System, Inc.            COM          515098101    14116        225634     SH    Sole                  225634
Lincare Holdings, Inc.           COM          532791100      759         24000     SH    Sole                   24000
MRO Software, Inc.               COM          55347W105     4974        577700     SH    Sole                  577700
Map Info Corp.                   COM          565105103     7116        998100     SH    Sole                  998100
MatrixOne, Inc.                  COM          57685P304     6278       1075000     SH    Sole                 1075000
Microsemi Corp.                  COM          595137100     1582         99400     SH    Sole                   99400
Nicor, Inc.                      COM          654086107    20782        560000     SH    Sole                  560000
Nieman Marcus B shares           COM          640204301      680         19700     SH    Sole                   19700
Orient Express Hotels Ltd - A    COM          G67743107     7447        504900     SH    Sole                  504900
Outback Steakhouse, Inc.         COM          689899102     2730         70000     SH    Sole                   70000
Owens & Minor, Inc.              COM          690732102     6375        285250     SH    Sole                  285250
Parametric Technology Corp.      COM          699173100      211         70000     SH    Sole                   70000
People's Bank                    COM          710198102     9204        317500     SH    Sole                  317500
Perkin Elmer, Inc.               COM          714046109    11324        820000     SH    Sole                  820000
Perot Systems Corp.              COM          714265105    16968       1493700     SH    Sole                 1493700
Pogo Producing Company           COM          730448107    23149        541500     SH    Sole                  541500
Praxair, Inc.                    COM          74005P104      721         12000     SH    Sole                   12000
Precision Castparts Corp.        COM          740189105    11694        376000     SH    Sole                  376000
Priority Healthcare Corp.        COM          74264T102    13032        700650     SH    Sole                  700650
Reynolds & Reynolds, Inc.        COM          761695105     9071        317600     SH    Sole                  317600
Rockwell Collins, Inc.           COM          774341101      739         30000     SH    Sole                   30000
Rogers Corp.                     COM          775133101     5275        158400     SH    Sole                  158400
Ruby Tuesday, Inc.               COM          781182100    22015        890200     SH    Sole                  890200
Saks, Inc.                       COM          79377w108     9286        957300     SH    Sole                  957300
Salem Communications Corp.       COM          794093104    12076        596925     SH    Sole                  596925
Schering Plough Corp.            COM          806605101      391         21000     SH    Sole                   21000
Seacoast Financial Services Co   COM          81170Q106     4743        239425     SH    Sole                  239425
Skyworks Solutions, Inc.         COM          83088M102     3327        491375     SH    Sole                  491375
St. Joe Company                  COM          790148100     8842        283400     SH    Sole                  283400
Sterling Financial Corp.         COM          859319105     9501      390168.9     SH    Sole                390168.9
Stone Energy Corp.               COM          861642106     7772        185400     SH    Sole                  185400
Synopsys, Inc.                   COM          871607107    28494        460100     SH    Sole                  460100
Taylor Capital Group, Inc.       COM          876851106    10008        480000     SH    Sole                  480000
Texas Instruments, Inc.          COM          882508104     4779        271512     SH    Sole                  271512
The Brink's Company              COM          109696104     2477        170007     SH    Sole                  170007
The J.M. Smucker Company         COM          832696405      924         23154     SH    Sole                   23154
The South Financial Group, Inc   COM          837841105     8521        368400     SH    Sole                  368400
TriZetto Group, Inc.             COM          896882107     6859       1145000     SH    Sole                 1145000
Triad Hospitals, Inc.            COM          89579K109    11325        456276     SH    Sole                  456276
Universal Health Services, Inc   COM          913903100    44882       1132800     SH    Sole                 1132800
Unocal Corp.                     COM          915289102    23513        819550     SH    Sole                  819550
Veridian Corp.                   COM          92342R203      872         25000     SH    Sole                   25000
Veritas DGC, Inc.                COM          92343P107     4852        421900     SH    Sole                  421900
Western Wireless Corp.           COM          95988E204    12873       1114540     SH    Sole                 1114540
Whitehall Jewellers, Inc.        COM          965063100     1354        149250     SH    Sole                  149250
Young Broadcasting, Inc.         COM          987434107    21145       1003100     SH    Sole                 1003100
iShares Russell 2000 Index Fun   COM          464287655    26670        300000     SH    Sole                  300000